                     SUPPLEMENT DATED JANUARY 13, 2006 TO

                      PROSPECTUS DATED APRIL 29, 2005 FOR

           FLEXIBLE PREMIUM SINGLE LIFE AND JOINT AND LAST SURVIVOR
                       VARIABLE LIFE INSURANCE POLICIES

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
           (FORMERLY, GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK)

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1
               (FORMERLY, GE CAPITAL LIFE SEPARATE ACCOUNT III)

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

The Portfolios

GE Investments Funds, Inc.

Effective on or about January 3, 2006, GE Investments Funds, Inc. -- Small-Cap Value Equity Fund changed its name to GE Investments Funds, Inc. -- Small-Cap Equity Fund.

All references in the prospectus to the named portfolio of the GE Investments Funds, Inc. are revised accordingly.

AllianceBernstein Variable Products Series Fund, Inc.

Effective on February 1, 2006, the investment objectives of the following portfolios of this fund will change:

                  Portfolio Name                     New Investment Objective
                  --------------                     ------------------------
AllianceBernstein Global Technology Portfolio --   Long-term growth of capital.
   Class B
AllianceBernstein Growth and Income Portfolio --   Long-term growth of capital.
   Class B
AllianceBernstein International Value Portfolio -- Long-term growth of capital.
   Class B
AllianceBernstein Large Cap Growth Portfolio --    Long-term growth of capital.
   Class B
AllianceBernstein Small Cap Growth Portfolio --    Long-term growth of capital.
   Class B

All references in the prospectus to the named portfolios of the AllianceBernstein Variable Products Series Fund, Inc. are revised accordingly.

Please refer to the prospectus and any prospectus supplements for these Funds and their respective Portfolios for additional information.